January 10, 2017 Via EDGAR
ATTORNEYS AT LAW

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CLIENT/MATTER NUMBER
082961-0137

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:     Hennessy Funds Trust

Ladies and Gentlemen:

On behalf of Hennessy Funds Trust, a Delaware statutory trust (the “Company”), we are transmitting for filing a Registration Statement on Form N-14.  The Registration Statement contains a Prospectus that provides information about the acquisition of the assets and liabilities of the Hennessy Large Value Fund by the Hennessy Cornerstone Value Fund (the “Reorganization”), each a series of the Company (sometimes referred to herein as the “Funds”).  As described below, the Reorganization does not require shareholder approval, and the Company is not asking for a proxy in connection with the Reorganization.  The Funds have substantially similar investment advisory contracts (there are no material differences), the same disinterested trustees, substantially similar fundamental investment restrictions (there are no material differences), and they pay the same distribution fees.

The Hennessy Cornerstone Value Fund is the legal survivor of the proposed Reorganization.  Provided below is the accounting survivor analysis concluding that the Hennessy Cornerstone Value Fund is also the accounting survivor.  The accounting survivor analysis is based, among other things, on guidance provided by the Accounting Policy Subcommittee of the Accounting/Treasurer’s Committee of the Investment Company Institute in a white paper on fund mergers dated March 1, 2004 (“ICI White Paper”).  The ICI White Paper seeks to capture and consolidate applicable industry guidance on the subject.  The ICI White Paper identifies the factors set forth below, in order of relative importance, to apply in determining the proper accounting surviving entity.

Shareholder Approval and Rule 17a-8 Analysis

We do not believe that a shareholder meeting is required to effect the Reorganization, for the reasons discussed below.  In addition, requiring a shareholder vote for a reorganization that will inure to the benefit of the shareholders through reduced fees would be inimical to the shareholder’s interests because of the cost associated with a shareholder meeting.

State Law Analysis

The Company is a Delaware statutory trust.  Delaware statutory law does not expressly address shareholder approval for a transfer of assets by a trust, and does not impose any requirement for shareholder approval.

BOSTON BRUSSELS CHICAGO DETROIT	JACKSONVILLE LOS ANGELES MADISON MIAMI	MILWAUKEE NEW YORK ORLANDO SACRAMENTO	SAN DIEGO SAN FRANCISCO SHANGHAI SILICON VALLEY	TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.

Securities and Exchange Commission
January 10, 2017

Investment Company Act of 1940

Rule 17a-8 under the Investment Company Act of 1940, as amended (the “1940 Act”), permits mergers of registered investment companies with certain of their affiliated persons, regardless of the reasons for the funds’ affiliation.  The rule requires that each fund’s board determine that the merger is in the best interests of the fund and will not dilute the interests of shareholders.  In addition, to rely upon the rule, the acquired fund (in this case, the Hennessy Cornerstone Value Fund) must obtain the approval of its shareholders only under specific circumstances.  Specifically, shareholders of a fund must approve a merger if –

●
Any policy of the acquired fund that under Section 13 of the 1940 Act could not be changed without a vote of a majority of its outstanding voting securities is materially different from a policy of the acquiring fund;

●	The acquiring fund’s advisory contract is materially different from that of the acquired fund, except for the identity of the funds as parties to the contract;
●
After the merger, directors of the acquired fund who are not interested persons of the acquired fund and who were elected by its shareholders will not comprise a majority of the directors of the acquiring fund who are not interested persons of the acquiring fund (footnote #24 of the adopting release to Rule 17a-8 states as follows: “In other words, a shareholder vote is not required if, after the merger, a majority of the disinterested directors of the acquiring company will be comprised of persons who were elected disinterested directors of the acquiring company.”); or

●
After the merger, the acquiring fund will be authorized to pay charges under a plan that provides for use of fund assets for distribution (“Rule 12b-1 Plans”) that are greater than charges authorized to be paid by the acquired fund under such a plan.

In this regard, we note that (1) the fundamental investment restrictions of the two Funds are substantially similar, with no material differences, although some of the fundamental investment restrictions of the acquiring fund, the Hennessy Cornerstone Value Fund, may be viewed as more restrictive (on this point, we note that the more permissive fundamental investment restrictions of the Hennessy Large Value Fund could be made more restrictive, to align with those of the Hennessy Cornerstone Value Fund, without shareholder approval); (2) there are no material differences between the applicable advisory contracts; (3) the disinterested board members are the same, as the Funds are both series of the Company; and (4) the Rule 12b-1 Plans of the Funds impose the same fee.

The Company’s board of trustees has made all of the requisite determinations required under Rule 17a-8, and unanimously approved the Reorganization.

Securities and Exchange Commission
January 10, 2017

A summary of the fundamental investment restrictions is provided below:

Hennessy Cornerstone Value Fund	Hennessy Large Value Fund	Rule 17a-8 Analysis
The Hennessy Cornerstone Value Fund will not purchase commodities or commodity contracts, except to the extent described in the Prospectus and the Statement of Additional Information (“SAI”) with respect to futures and related options.

The Hennessy Large Value Fund will not purchase or sell physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act and the rules and regulations thereunder.

The fundamental investment restrictions are substantially similar.  While the fundamental investment restriction of the Hennessy Cornerstone Value Fund is slightly more restrictive, this should not raise shareholder concerns, as the Hennessy Large Value Fund could, without shareholder approval, adopt a non-fundamental investment  restriction to mirror the Hennessy Cornerstone Value Fund.

The Hennessy Cornerstone Value Fund will not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

The Hennessy Large Value Fund will not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.
The fundamental investment restrictions are substantially similar.
The Hennessy Cornerstone Value Fund will not borrow money or issue senior securities, except as provided below.  The Hennessy Cornerstone Value Fund will not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund’s investment policies as set forth in the Prospectus and the SAI, as they may be amended from time to time, in connection with hedging transactions, short-sales, when-issued and forward commitment transactions and similar investment strategies.  For purposes of this restriction, the deposit of initial or maintenance margin in connection with futures contracts will not be deemed to be a pledge of the assets of the Fund.
The Hennessy Large Value Fund will not borrow money or issue senior securities, except as permitted under the 1940 Act and the rules and regulations thereunder.
The fundamental investment restrictions are substantially similar.  While the fundamental investment restriction of the Hennessy Cornerstone Value Fund is slightly more restrictive, this should not raise shareholder concerns, as the Hennessy Large Value Fund could, without shareholder approval, adopt a non-fundamental investment  restriction to mirror the Hennessy Cornerstone Value Fund.

Securities and Exchange Commission
January 10, 2017

Hennessy Cornerstone Value Fund	Hennessy Large Value Fund	Rule 17a-8 Analysis
The Hennessy Cornerstone Value Fund will not borrow money or issue senior securities, except that the Fund may borrow an amount up to 33-1/3% of its total assets.	The Hennessy Large Value Fund will not borrow money or issue senior securities, except as permitted under the 1940 Act and the rules and regulations thereunder.
The fundamental investment restrictions are substantially similar.  While the fundamental investment restriction of the Hennessy Cornerstone Value Fund is slightly more restrictive, this should not raise shareholder concerns, as the Hennessy Large Value Fund could, without shareholder approval, adopt a non-fundamental investment  restriction to mirror the Hennessy Cornerstone Value Fund.

The Hennessy Cornerstone Value Fund will not make loans, provided that for purposes of this restriction, the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, short-term commercial paper and commercial paper master notes, certificates of deposit, bankers’ acceptances and other fixed income securities as described in the Prospectus and the SAI shall not be deemed to be the making of a loan.  The Fund may enter into repurchase agreements and the Fund may make loans of Fund securities, provided that entering into repurchase agreements and the lending of Fund securities may be made only in accordance with applicable law, the Prospectus and the SAI, as they may be amended from time to time.
The Hennessy Large Value Fund will not make loans, except as permitted under, or to the extent not prohibited by, the 1940 Act and the rules and regulations thereunder.
The fundamental investment restrictions are substantially similar.  While the fundamental investment restriction of the Hennessy Cornerstone Value Fund is slightly more restrictive, this should not raise shareholder concerns, as the Hennessy Large Value Fund could, without shareholder approval, adopt a non-fundamental investment  restriction to mirror the Hennessy Cornerstone Value Fund.

The Hennessy Cornerstone Value Fund will not underwrite securities of other issuers except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933 in selling portfolio securities.

The Hennessy Large Value Fund will not underwrite securities of other issuers except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933 in selling portfolio securities.
The fundamental investment restrictions are substantially similar.
The Hennessy Cornerstone Value Fund will not purchase securities of any one issuer (except U.S. Government Securities), if as a result at the time of purchase more than 5% of the Fund’s total assets would be invested in such issuer, or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, except that 25% of the total assets of the Fund may be invested without regard to this restriction.

The Hennessy Large Value Fund has elected to be classified as a diversified series of an open-end management investment company and will invest its assets only in a manner consistent with this classification under applicable law.
The fundamental investment restrictions are substantially similar.

Securities and Exchange Commission
January 10, 2017

Hennessy Cornerstone Value Fund	Hennessy Large Value Fund	Rule 17a-8 Analysis
The Hennessy Cornerstone Value Fund will not make an investment in any one industry if the investment would cause the aggregate value of the Fund’s investment in such industry to equal or exceed 25% of the Fund’s total assets, except that this policy does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit and bankers’ acceptances.

The Hennessy Large Value Fund will not make an investment in any one industry if the investment would cause the aggregate value of the Fund’s investment in such industry to equal or exceed 25% of the Fund’s total assets, except that this policy does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit and bankers’ acceptances.
The fundamental investment restrictions are substantially similar.
The Hennessy Cornerstone Value Fund will not purchase securities on margin (except for short-term credit necessary for clearance of Fund transactions), or write put or call options, except that the Fund may use options or futures strategies and may make margin deposits in connection with its use of options, futures contracts and options on futures contracts.
The Hennessy Large Value Fund will not borrow money or issue senior securities, except as permitted under the 1940 Act and the rules and regulations thereunder.
The Hennessy Large Value Fund does not have a comparable fundamental investment restriction on margin, but under applicable law the prohibition on margin applies regardless of whether it is expressly enumerated.  With regard to senior securities, the fundamental investment restriction of the Hennessy Cornerstone Value Fund is more restrictive, but this should not raise shareholder concerns, as the Hennessy Large Value Fund could, without shareholder approval, adopt a non-fundamental investment  restriction to mirror the Hennessy Cornerstone Value Fund.

Securities Exchange Act of 1934

Regulation 14A under the Securities Exchange Act, which requires the filing of a proxy statement, only applies if the Funds are making a “solicitation” for shareholder approval.  Since the Funds are not obligated under state law or the 1940 Act to solicit shareholder approval, they are not soliciting shareholder approval, and Regulation 14A is not applicable.

Accounting and Performance Survivor Analysis

Set forth below is the survivor analysis regarding the proposed Reorganization of the Hennessy Large Value Fund into the Hennessy Cornerstone Value Fund, each a series of Hennessy Funds Trust.  The Hennessy Cornerstone Value Fund is the legal survivor of the proposed Reorganization.  We believe that the Hennessy Cornerstone Value Fund is the appropriate accounting and performance survivor of the proposed Reorganization for the reasons discussed below.

The Securities and Exchange Commission (“SEC”) has taken the position that the surviving entity for accounting purposes is also the fund whose historical performance may be used by the combined fund after the reorganization.  See SEC Generic Comment Letter, February 3, 1995.  In the

Securities and Exchange Commission
January 10, 2017

North American Security Trust No-Action Letter (publicly available August 5, 1994), the SEC stated that in determining whether a surviving fund can use the historical performance of a predecessor fund involved in a reorganization, it is necessary to compare the attributes of the surviving fund and the predecessor fund to determine which fund, if any, the surviving fund most closely resembles.

The factors that should be taken into consideration when determining the accounting and performance survivor in a fund reorganization include, in their relative order of importance, the following:

•	the investment adviser to the surviving fund;
•	the portfolio composition of the surviving fund;
•	the investment objectives and policies of the surviving fund;
•	the expense structure and expense ratio applicable to the surviving fund; and
•	the relative asset sizes of the funds involved in the reorganizations.
See North American Security Trust (publicly available August 5, 1994) (“NAST”); see also AICPA Audit and Accounting Guide for Investment Companies (factors to determine accounting survivor).

Investment Adviser

Hennessy Advisors, Inc. (the “Manager”), 7250 Redwood Blvd., Suite 200, Novato, California 94945, serves as the investment adviser to the Hennessy Large Value Fund and the Hennessy Cornerstone Value Fund.  However, the Manager has delegated the day-to-day management of the portfolio composition of the Hennessy Large Value Fund to RBC Global Asset Management (U.S.) Inc. (“RBC GAM (U.S.)”), a wholly-owned subsidiary of RBC USA Holdco Corporation, which is an indirect wholly-owned subsidiary of Royal Bank of Canada.  RBC GAM (U.S.) maintains offices at 50 South Sixth St., Suite 2350, Minneapolis, MN 55402.

Following the Reorganization, the Manager will remain as the investment adviser to the combined fund, and the portfolio managers of the Hennessy Cornerstone Value Fund will remain as the portfolio managers to the combined fund.  Neither RBC GAM (U.S.) nor any of the portfolio managers of the Hennessy Large Value Fund will provide investment advisory services to the combined fund.

Portfolio Composition

The Hennessy Cornerstone Value Fund is the surviving entity and the combined fund will operate under the investment objective, policies, strategies and restrictions of the Hennessy Cornerstone Value Fund, and the portfolio managers of the Hennessy Cornerstone Value Fund will continue as the portfolio managers of the combined fund.  Thus, the portfolio of the Hennessy Cornerstone Value Fund is more representative of what the portfolio of the combined fund will be over time.

Securities and Exchange Commission
January 10, 2017

Investment Objectives and Policies

The Hennessy Large Value Fund and the Hennessy Cornerstone Value Fund have similar investment objectives and similar investment strategies, as both Funds invest in larger companies using a value approach to investing.  However, while the Hennessy Large Value Fund is actively managed by its portfolio managers, the Hennessy Cornerstone Value Fund utilizes a highly disciplined, quantitative formula known as the Cornerstone Value Strategy® when selecting securities for its portfolio.  The combined funds’ investment policies and strategies will be those of the Hennessy Cornerstone Value Fund.

Expense Structure and Expense Ratio

The Hennessy Large Value Fund and the Hennessy Cornerstone Value Fund have similar expense structures, but the Hennessy Cornerstone Value Fund has a lower management fee and lower total annual fund operating expenses.  Specifically, the annual advisory fee is 0.85% for the Hennessy Large Value Fund and 0.74% for the Hennessy Cornerstone Value Fund.  The lower management fee of the Hennessy Cornerstone Value Fund will be the management fee for the combined fund.  So, the Reorganization will result in a reduction in the expense ratio for shareholders of the Hennessy Large Value Fund.  It is estimated that the expense ratio of the combined fund will be slight lower than that of the Hennessy Cornerstone Value Fund.

Relative Asset Sizes

The total assets of the Hennessy Large Value Fund and the Hennessy Cornerstone Value Fund are similar in size, with the Hennessy Large Value Fund being slightly larger.  As of October 31, 2016, the Hennessy Large Value Fund had total assets of $132,541,941 and the Hennessy Cornerstone Value Fund had total assets of $128,413,346.

In terms of the structure of the Reorganization, the Hennessy Large Value Fund will contribute all of its assets and liabilities to the Hennessy Cornerstone Value Fund in exchange for shares of the Hennessy Cornerstone Value Fund.  The Hennessy Large Value Fund will liquidate following the distribution of the shares of the Hennessy Cornerstone Value Fund to its shareholders.  The legal survivor of the Reorganization, the Hennessy Cornerstone Value Fund, is normally considered the accounting survivor of the Reorganization unless the factors above lead to a contrary determination.

An analysis of the NAST factors is consistent with the Hennessy Cornerstone Value Fund being the accounting and performance survivor of the Reorganization.  Specifically, despite the total assets of the Hennessy Large Value Fund being slightly larger than the total assets of the Hennessy Cornerstone Value Fund, the NAST factors indicate that combined fund will more closely resemble the Hennessy Cornerstone Value Fund, as (1) the Manager and the portfolio managers of the Hennessy Cornerstone Value Fund will provide investment advisory services to the combined fund, and neither RBC GAM (U.S.) nor any of the portfolio managers of the Hennessy Large Value Fund will provide investment advisory services to the combined fund; (2) the combined fund will operate under the investment objective, policies, strategies and restrictions of the Hennessy Cornerstone Value Fund, which utilizes a

Securities and Exchange Commission
January 10, 2017

quantitative formula known as the Cornerstone Value Strategy® when selecting securities for its portfolio (with the portfolio managers of the Hennessy Cornerstone Value Fund continuing as the portfolio managers of the combined fund), as opposed to the actively managed approach used by the Hennessy Large Value Fund; (3) the portfolio of the Hennessy Cornerstone Value Fund is more representative of what the portfolio of the combined fund will be over time; (4) the combined fund’s investment policies and strategies will be those of the Hennessy Cornerstone Value Fund; and (5) the expense structure and expense ratio of the combined fund will be more representative of that of the Hennessy Cornerstone Value Fund, as it is estimated that the expense ratio of the combined fund will be slight lower than that of the Hennessy Cornerstone Value Fund, which has a lower management fee, which management fee will continue for the combined fund, and lower total annual fund operating expenses.

In light of the Hennessy Cornerstone Value Fund being the legal survivor of the Reorganization and the supportive NAST factors, we believe that the Hennessy Cornerstone Value Fund is the appropriate accounting and performance survivor of the proposed Reorganization.

Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

Very truly yours,

/s/ Peter D. Fetzer

 Peter D. Fetzer

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